MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND

522 Fifth Avenue

New York, New York 10036

                                                                                                                April 30, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Morgan Stanley Global Infrastructure Fund
File Nos. 33-18983; 811-5415
Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 27, 2009.

If you have any questions, please feel free to contact me at 212.296.6984 (tel) or 646.452.4831 (fax).

Very truly yours,
/s/ Eric Griffith
Eric Griffith
Assistant Secretary

Enclosures
cc:  Stefanie V. Chang Yu, Esq.